UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

   X         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2021-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Michael Dente, (212) 357-3598

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 20, 2021

GS Mortgage Securities Corp
(Depositor)

By:	/s/ Michael Dente
	Name:	Michael Dente
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E
Schedule 2 - Rating Agency Grades
Schedule 3 - Exception Grades
Schedule 4 - Valuation Report
Schedule 5 - Supplemental Data
Schedule 6 - ASF
Schedule 7 - ASF Addendum – Business Purpose
Schedule 8 - Data Compare Summary
Schedule 9 - Multi Property Report
Schedule 10 - Multi Property Valuation Report
Schedule 11 – Modification Extract

99.2	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Narrative
Schedule 2 - Exception Detail Report
Schedule 3 - Exception Supplemental Report
Schedule 4 - Valuation Report
Schedule 5 - ASF Report
Schedule 6 - Data Compare Report
Schedule 7 - Grades Report
Schedule 8 - Supplemental Report

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Executive Summary
Schedule 2 - Rating Agency Report
Schedule 3 - Exception Detail Report
Schedule 4 - Exception Supplemental Report
Schedule 5 - Valuation Report
Schedule 6 - ASF Report
Schedule 7 - Data Integrity Report
Schedule 8 - Non-QM Supplemental Report
Schedule 9 - Due Diligence – Dynamic Data Report

99.4	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Narrative
Schedule 2 - Agency Grading Report
Schedule 3 - ASF Report
Schedule 4 - Valuation Report
Schedule 5 - ATR Report
Schedule 6 - Data Compare
Schedule 7 - Exception Report

99.5	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 - Due Diligence Narrative Report
Schedule 2 - ASF Report
Schedule 3 - Conditions Report
Schedule 4 - Loan Level Tape Compare
Schedule 5 - Rating Agency ATR QM Report
Schedule 6 - Valuations Summary
Schedule 7 - Waived Conditions
Schedule 8 - Non QM ATR Report

99.6	Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1 - Executive Summary
Schedule 2 - ASF Report
Schedule 3 - ATR QM Data Report
Schedule 4 - Tape Compare Report
Schedule 5 - Rating Agency Report
Schedule 6 - Valuation Report
Schedule 7 - Exceptions Report
Schedule 8 - Business Purpose Supplemental Report

99.7	Disclosures required by Rule 15Ga-2 for Edge Mortgage Advisory Company, LLC

Schedule 1 - Executive Summary
Schedule 2 - ASF Data Tape
Schedule 3 - Exception Report
Schedule 4 - Exception Report – Loan
Schedule 5 - Rating Agency Grades
Schedule 6 - Supplemental Data
Schedule 7 - Final Tape Compare Report
Schedule 8 - Valuation Summary Report

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